UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM NQ

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-10103

Satuit Capital Management Trust

(Exact name of registrant as specified in charter)

1014 Fulton Greer Road, Suite 4B, Franklin, TN  37064

(Address of principal executive offices) (Zip code)

Thomas R. Westle

Blank Rome LLP

The Chrysler Building

405 Lexington Avenue

New York, New York 10174

(Name and address of agent for service)

Registrant's telephone number, including area code:

(615) 790-8888

Date of fiscal year end:

October 31

Date of reporting period: July 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Satuit Capital U.S. Emerging Companies Fund
	Schedule of Investments
	July 31, 2018 (Unaudited)

Shares		Value

COMMON STOCKS - 71.37%

Aerospace & Defense - 1.92%
12,710	Engility Holdings, Inc. *	439,766

Banks - 5.36%
32,187	Community Banker Trust Corp. *	305,777
5,174	Customers Bancorp, Inc. *	131,782
6,617	Hanmi Financial Corp. *	165,756
16,279	Triumph Bancorp, Inc. *	624,300
		1,227,614
Biotechnology - 1.01%
5,076	BioSpecifics Technologies Corp. *	230,958

Building Products - 2.78%
26,490	PGT Innovations, Inc. *	635,760

Chemical & Allied Products - 2.52%
8,046	KMG Chemicals, Inc.	577,703

Computer Peripheral Equipment - 1.06%
28,630	Mitek Systems, Inc. *	241,924

Concrete Products, Except Blocks - 3.58%
16,260	U.S. Concrete, Inc. *	821,130

Concrete, Gypsum & Plaster Pro - 2.76%
8,060	AMN Healthcare Services, Inc. *	487,630
5,380	Primoris Services	145,314
		632,944
Construction Materials - 2.14%
19,559	Summit Materials, Inc.	490,931

Guided Missiles & Space Vehicles & Parts - 1.71%
30,354	Kratos Defense & Security Solutions, Inc. *	392,174

Health Care Equipment & Supplies - 3.74%
2,470	Inogen, Inc. *	492,148
6,200	SurModics Inc. *	364,560
		856,708
Health Care Providers & Services - 3.88%
16,920	BioTelemetry, Inc. *	888,300

Heavy Construction Other Than Building Construction - 4.10%
8,600	Granite Construction, Inc.	463,970
35,400	Sterling Construction Co., Inc. *	475,422
		939,392
Hotels Restaurants & Leisure - 1.70%
13,430	Ruth's Hospitality Group, Inc.	388,799

Household Audio & Video Equipment - 1.39%
18,300	Knowles Corporation *	317,688

Life Sciences Tools & Services - 1.01%
16,570	Neogenomics, Inc. *	231,980

Lumber & Wood Products (No Furniture) - 1.18%
7,180	Koppers Holdings, Inc.	269,609

Road & Rail - 1.43%
14,983	Marten Transport Ltd.	327,379

Semiconductors & Related Devices - 2.26%
12,845	ChipMos Technologies Bermuda *	186,766
15,760	Ichor Holding LTD	330,960
		517,726
Semiconductors & Semiconductor - 12.99%
3,100	Cabot Microelectronics Corp.	373,395
26,870	Form Factor, Inc. *	347,967
43,100	Kulicke & Soffa Industries *	1,136,116
21,890	Nova Measuring Instruments Ltd.	612,701
7,970	Tower Semiconductor Ltd. *	164,581
25,370	Ultra Clean Holdings, Inc. *	340,465
		2,975,225
Services-Computer Processing & Data Preperation- 3.56%
25,540	Five9, Inc. *	814,726

Services-Miscellaneous Business - 3.45%
10,497	NV5 Global, Inc. *	790,424

Services-Prepackaged Software - 1.74%
14,340	Rapid7, Inc. *	398,795

Specialty Retail - .91%
11,070	Marinemax, Inc. *	207,563

Thrifts & Mortgage Finance - 1.65%
9,710	Bofi Holding, Inc.	378,884

Trucking (No Local) - 1.55%
4,720	Saia, Inc. *	355,652

TOTAL FOR COMMON STOCKS (Cost $10,420,611)		16,349,751

EXCHANGE TRADED FUNDS - 9.41%

31,000	Direxion Daily FIN BULL 3X ETF	2,155,120

TOTAL FOR EXCHANGE TRADED FUND'S (Cost $2,064,209)		2,155,120

WARRANTS - 0.00%

Services-Medical Laboratories - Warrants - .00%
50,000	Cancer Genetics, Inc. Warrant	0

TOTAL FOR WARRANTS (Cost $0) - 0.00%		0

SHORT TERM INVESTMENTS - 8.79%
2,013,558	Cash @ US Bank	2,013,558

TOTAL FOR SHORT TERM INVESTMENTS (Cost $2,013,558) - 8.79%		2,013,558

TOTAL INVESTMENTS (Cost $14,498,378) ** - 89.57%		$ 20,518,429

OTHER ASSETS LESS LIABILITIES - 10.43%		$ 2,390,188

NET ASSETS - 100.00%		$ 22,908,616

* Non-income producing security during the period

** At July 31, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $14,498,378 amounted to $6,020,051, which consisted of aggregate gross unrealized appreciation of $6,465,558 and aggregate gross unrealized depreciation of $445,507.

NOTES TO FINANCIAL STATEMENTS
Satuit Capital U.S. Emerging Companies Fund
1. SECURITY TRANSACTIONS

At July 31, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $14,498,378 amounted to $6,020,051, which consisted of aggregate gross unrealized appreciation of $6,465,558 and aggregate gross unrealized depreciation of $445,507.

2. SECURITY VALUATION

The Fund's securities are recorded at their estimated fair value primarily on the basis of market quotations.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board of Trustees (the “Board”)   believes accurately reflects fair value.  A security's valuation may differ depending on the method used for determining value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund's investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with Generally Accepted Accounting Principles (“GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of July 31, 2018:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2018:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$16,349,751	$0	$0	$16,349,751
Warrant	$0	$0	$0	$0

Exchange Traded Funds	$2,155,120	$0	$0	$2,155,120
Short Term Investments	$2,013,558	$0	$0	$2,013,558
Total	$20,518,429	$0	$0	$20,518,429

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Satuit Capital Management Trust

By /s/Robert J. Sullivan

     Robert J. Sullivan

     Principal Executive Officer and Principal Financial Officer

Date September 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Robert J. Sullivan

     Robert J. Sullivan

     Principal Executive Officer and Principal Financial Officer

Date September 25, 2018